Provisions - Total provisions (Details) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Provisions	£ 951	£ 1,208
Customer redress
Disclosure of other provisions [line items]
Provisions	51	44
Legal, competition and regulatory matters
Disclosure of other provisions [line items]
Provisions	207	222
Redundancy and restructuring
Disclosure of other provisions [line items]
Provisions	22	44
Undrawn contractually committed facilities and guarantees
Disclosure of other provisions [line items]
Provisions	572	769
Onerous contracts
Disclosure of other provisions [line items]
Provisions	4	6
Sundry provisions
Disclosure of other provisions [line items]
Provisions	£ 95	£ 123